As filed with the U.S. Securities and Exchange Commission on October 21, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act File No. 811-21123

                                  AGILEX FUNDS
               (Exact name of registrant as specified in charter)
                     1200 South Pine Island Road, Suite 300
                            Plantation, Florida 33324
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (954) 617-1700

                                 ROBERT GUNVILLE
                     1200 South Pine Island Road, Suite 300
                            Plantation, Florida 33324
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

                      Date of fiscal year end: December 31

        Date of Reporting Period: Twelve-month period ended June 30, 2004





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ITEM 1. PROXY VOTING RECORD

There were no matters relating to any portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote. Thus, the registrant has no proxy voting record to report.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           AGILEX FUNDS

                                           By:  /s/ Robert Gunville
                                                --------------------
                                                Robert Gunville
                                                President


Date:  October 21, 2004